Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net income	1,034	2,870
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	624	544
Provision for credit losses	59	6
Deferred tax provision/(benefit)	(106)	483
Share of net income/(loss) from equity method investments	55	(21)
Trading assets and liabilities, net	(13,657)	(9,211)
(Increase)/decrease in other assets	(6,407)	(10,856)
Increase/(decrease) in other liabilities	6,340	15,889
Other, net	1,636	804
Total adjustments	(11,456)	(2,362)
Net cash provided by/(used in) operating activities of continuing operations	(10,422)	508
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(182)	(485)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,374	932
Purchase of investment securities	(208)	(1,172)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	167	1,372
Investments in subsidiaries and other investments	(688)	(870)
Proceeds from sale of other investments	1,112	2,516
(Increase)/decrease in loans	(5,975)	(5,636)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(670)	(718)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,039	147
Net cash provided by/(used in) investing activities of continuing operations	6,838	(1,585)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(2,035)	15,703
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	19,667	23,602
Repayments of long-term debt	(28,420)	(18,972)
Issuances of common shares	1,323	666
Sale of treasury shares	3,775	7,746
Repurchase of treasury shares	(3,862)	(7,672)
Dividends paid/capital repayments	(1,151)	(1,805)
Excess tax benefits related to share-based compensation	0
Other, net	(780)	671
Net cash provided by/(used in) financing activities of continuing operations	(7,710)	10,112
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(241)	(6,454)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,535)	2,606
Cash and due from banks at beginning of period	110,573	65,467
Cash and due from banks at end of period	99,038	68,073
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	527	675
Cash paid for interest	8,578	9,238
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0
Fair value of liabilities assumed	2,418	0